FAIR VALUE MEASUREMENTS - Schedule of Fair Value Notes Payable Recorded Under Fair Value Option (Details) - Level 3 [Member]	6 Months Ended
Jun. 30, 2025 $ / shares
Indigo Capital Convertible Notes | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.16
Expected term (in years)	8 months 1 day
Expected volatility	237.80%
Risk-free interest rate	4.00%
Risk-adjusted discount rate	0.00%
Indigo Capital Convertible Notes | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.35
Expected term (in years)	11 months 26 days
Expected volatility	268.70%
Risk-free interest rate	4.20%
Risk-adjusted discount rate	12.90%
Agile Note | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	5 months 26 days
Risk-adjusted discount rate	18.00%
Agile Note | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	6 months 29 days
Risk-adjusted discount rate	18.60%
Diagonal Convertible Note
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	4.20%
Diagonal Convertible Note | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.14
Expected term (in years)	7 months 28 days
Expected volatility	220.50%
Diagonal Convertible Note | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.35
Expected term (in years)	9 months 14 days
Expected volatility	245.40%
Boot Convertible Note
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	4.20%
Boot Convertible Note | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.14
Expected term (in years)	7 months 28 days
Expected volatility	220.50%
Boot Convertible Note | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.35
Expected term (in years)	9 months 14 days
Expected volatility	245.40%
Bomore Convertible Notes | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.33
Expected term (in years)	11 months 15 days
Bomore Convertible Notes | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.35
Expected term (in years)	1 year
Brick Lane Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility	258.40%
Risk-free interest rate	4.10%
Brick Lane Convertible Notes | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.31
Expected term (in years)	11 months 1 day
Brick Lane Convertible Notes | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.35
Expected term (in years)	1 year
Torcross Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.34
Expected term (in years)	11 months 23 days
Torcross Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.35
Expected term (in years)	1 year